Intangible Assets, Net (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Intangible Assets, Net [Abstract]
Amortization expense	$ 934,002	$ 120,001	$ 117,000